Short-term and Long-term Debt - Summary of Short-term Debt (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Short-term debt	¥ 42,527	¥ 49,537
Loans from China Telecom Group—unsecured [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	6,621	8,584
Loans from banks—unsecured [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	15,831	12,881
Super short-term commercial papers—unsecured [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	19,995	27,992
Other loans—unsecured [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	¥ 80	¥ 80